Provisions - Summary of Provisions (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure provisions [line items]
Provisions	£ 1,634	£ 1,758
Current	418	309
Non-current	1,216	1,449
Social security contributions on share options [member]
Disclosure provisions [line items]
Provisions	109	104	£ 842
Non-current	109
Provision for deferred cash consideration [member]
Disclosure provisions [line items]
Provisions	£ 1,525	£ 1,654